Income Taxes (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected Provision (based on statutory rate)	$ (5,651,872)
Difference between 2011 NOL estimate and actual	(38,037)
Increase/(decrease) in valuation allowance	5,689,909
Total actual provision	$ 0